Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

12.  Fair Value Measurements

As of December 31, 2010 and March 31, 2011, the Company held certain assets that are required to be measured at fair value on a recurring basis.  These included the Company’s cash equivalents and marketable securities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value.  These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2010 and March 31, 2011:

			Fair Value Measurements as of December 31, 2010 Using
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Carrying	Fair	Identical Assets	Inputs	Inputs
Description	Value	Value	(Level 1)	(Level 2)	(Level 3)
		(in thousands)
Cash equivalents	$184,054	$184,054	$184,054	$—	$—
Government and agency securities	284,441	284,441	284,441	—	—
Commercial paper	14,666	14,666	14,666	—	—
Corporate debt securities	21,011	21,011	21,011	—	—
Total	$504,172	$504,172	$504,172	$—	$—

Fair Value Measurements as of March 31, 2011 Using
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Carrying	Fair	Identical Assets	Inputs	Inputs
Description	Value	Value	(Level 1)	(Level 2)	(Level 3)
(in thousands)
Cash equivalents	$103,098	$103,098	$103,098	$—	$—
Total	$103,098	$103,098	$103,098	$—	$—

Cash equivalents and marketable securities as of December 31, 2010 and March 31, 2011 were valued using quoted market prices and are classified within Level 1.

16.                               Fair Value Measurements

As of December 31, 2009 and 2010, the Company held certain assets that are required to be measured at fair value on a recurring basis. These included the Company’s cash equivalents, marketable securities, auction rate securities, equity investments in other companies and the Company’s put right.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). A three-tier fair value hierarchy is used to prioritize the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as observable inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2009 and 2010:

			Fair Value Measurements as of December 31, 2009 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(in thousands)
Cash equivalents	$588,666	$588,666	$588,666	$—	$—
Government and agency securities	42,060	42,060	42,060	—	—
Auction rate securities	42,906	42,906	—	—	42,906
Equity investments in other companies	1,529	1,529	1,529	—	—
Put right	5,239	5,239	—	—	5,239
Total	$680,400	$680,400	$632,255	$—	$48,145

			Fair Value Measurements as of December 31, 2010 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(in thousands)
Cash equivalents	$184,054	$184,054	$184,054	$—	$—
Government and agency securities	284,441	284,441	284,441	—	—
Commercial paper	14,666	14,666	14,666	—	—
Corporate debt securities	21,011	21,011	21,011	—	—
Total	$504,172	$504,172	$504,172	$—	$—

Cash equivalents, marketable securities and equity investments in other companies were valued using quoted market prices and are classified within Level 1. Investments in auction rate securities and the Company’s put right were classified within Level 3 as of December 31, 2009 because they were valued using a discounted cash flow model. Some of the inputs to this model were unobservable in the market and were significant. During the year ended December 31, 2010, the Company sold $48.2 million of its auction rate securities to the selling broker at par, plus accrued interest. As a result, the Company no longer holds investments in auction rate securities and the put right was zero as of December 31, 2010.

The Company had invested in auction rate securities, which are more fully described in Note 6, “Investments.” Beginning in February 2008, these instruments held by the Company failed to attract sufficient buyers. As a result, these securities did not have a readily determinable market value and were not liquid. In October 2008, EarthLink entered into an agreement with the broker that sold the Company its auction rate securities that gave the Company the right to sell its existing auction rate securities back to the broker at par plus accrued interest, beginning on June 30, 2010 until July 2, 2012. As a result, the Company classified its auction rate securities as trading, with changes in fair value included in gain on investments, net, in the Condensed Consolidated Statement of Operations. The Company elected the fair value option for the put right to offset the fair value changes of the auction rate securities. The fair values of the Company’s auction rate securities and put right as of December 31, 2009 were estimated utilizing a discounted cash flow analysis. These analyses considered, among other items, the collateralization underlying the security investments, the creditworthiness of the counterparty, and the timing and value of expected future cash flows. These securities were also compared, when possible, to other observable market data with similar characteristics to the securities held by the Company.

The following table presents a reconciliation of the beginning and ending balances of the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2010:

	Auction Rate Securities	Put Right	Total
	(in thousands)
Balance as of December 31, 2009	$42,906	$5,239	$48,145
Total realized gains	(91)	(5,332)	(5,423)
Total realized losses	5,335	93	5,428
Settlements	(48,150)	—	(48,150)
Balance as of December 31, 2010	$—	$—	$—

The Company’s realized gains and losses for its auction rate securities and put right are included in gain on investments, net, in the Consolidated Statement of Operations.